COST OF SALES	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
COST OF SALES
COST OF SALES

	Gold		Copper		Other[4]		Total
For the years ended December 31	2019	2018	2019	2018	2019	2018	2019	2018
Direct mining cost[1,2,3]	$4,274	$3,130	$224	$344	$6	$7	$4,504	$3,481
Depreciation	1,902	1,253	100	170	30	34	2,032	1,457
Royalty expense	308	196	34	39	—	—	342	235
Community relations	30	42	3	5	—	—	33	47
Total	$6,514	$4,621	$361	$558	$36	$41	$6,911	$5,220

[1]	Direct mining cost related to gold and copper includes charges to reduce the cost of inventory to net realizable value of $26 million (2018: $199 million). Refer to note 17.

[2]	Direct mining cost related to gold includes the costs of extracting by-products and export duties paid in Argentina.

[3]	Includes employee costs of $1,350 million (2018: $1,001 million).

[4]	Other includes realized hedge gains and losses and corporate amortization.